CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net sales
Net sales	[1]	$ 15,753	$ 14,052	$ 15,921
Cost of net sales
Cost of net sales		11,363	11,385	16,996
Gross profit (loss)		4,390	2,667	(1,075)
Operating expenses:
Selling, general and administrative	[2]	5,318	2,292	(2,642)
Research and development		5,881	4,762	6,886
Total operating expenses		11,199	7,054	4,244
Operating loss		(6,809)	(4,387)	(5,319)
Interest income		2,208	2,154	1,136
Other income (expense), net		2,024	(706)	1,649
Loss before income taxes		(2,577)	(2,939)	(2,534)
Income tax expense		(1,274)	(2,063)	(3,294)
Net loss		$ (3,851)	$ (5,002)	$ (5,828)
Net loss per share Basic	[3]	$ (0.42)	$ (0.55)	$ (0.65)
Net loss per share Diluted	[3]	$ (0.42)	$ (0.55)	$ (0.65)
Weighted average shares outstanding-Basic	[3]	9,113	9,056	9,007
Weighted average shares outstanding-Diluted	[3]	9,113	9,056	9,007
Net loss		$ (3,851)	$ (5,002)	$ (5,828)
Other comprehensive loss, net of tax
Net change in cumulative translation adjustment		(2,527)	(6,495)	(3,726)
Comprehensive loss		(6,378)	(11,497)	(9,554)
Products
Net sales
Net sales	[1]	4,594	2,284	2,323
Cost of net sales
Cost of net sales		3,666	2,902	6,681
Services
Net sales
Net sales	[1]	11,159	11,768	13,598
Cost of net sales
Cost of net sales		$ 7,697	$ 8,483	$ 10,315

[1]	Revenue recognized for the years ended December 31, 2023, 2022 and 2021 that was included in deferred revenue (including current and non-current) and customer advances as of the beginning of each year was $0.1 million, $0.3 million and $0.4 million, respectively.
[2]	Reversals of credit losses of $1.3 million, $3.5 million and $9.2 million were recognized as selling expenses in 2023, 2022 and 2021, respectively.
[3]	Authorized share capital of the Company was amended by the consolidation of the existing 250,000,000 ordinary shares of US$0.00375 par value each into 62,500,000 ordinary shares of US$0.015 par value each effective from June 28, 2022. Net loss per share attributable to UTStarcom Holding Corp. (basic and diluted) for 2021 have been recomputed to reflect retroactively the one-for-four reverse share split.